Subsequent Events (Details) $ / shares in Units, $ in Thousands							6 Months Ended
	Aug. 10, 2023 USD ($)	Aug. 03, 2023 $ / shares	Aug. 01, 2023 USD ($) Payment	Jul. 06, 2023 USD ($)	May 05, 2023 USD ($)	Apr. 19, 2023 USD ($)	Jun. 30, 2023	Aug. 09, 2023 USD ($)
Subsequent Events [Abstract]
Dividend payable, date declared							Nov. 29, 2022
Dividend payable date							Jan. 10, 2023
Dividend record date							Dec. 12, 2022
Synthesea [Member]
Subsequent Events [Abstract]
Down payment						$ 3,500
Epanastasea [Member]
Subsequent Events [Abstract]
Sales price					$ 37,500
Forecast [Member] | Epanastasea [Member]
Subsequent Events [Abstract]
Gain on sale of vessel	$ 12,000
Subsequent Event [Member]
Subsequent Events [Abstract]
Dividends paid				$ 667
Subsequent Event [Member] | Quarterly Dividend for Q2-2023 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared		Aug. 03, 2023
Dividend payable (in dollars per share) | $ / shares		$ 0.075
Dividend payable date		Oct. 06, 2023
Dividend record date		Sep. 22, 2023
Subsequent Event [Member] | Synthesea [Member]
Subsequent Events [Abstract]
Number of cash payments | Payment			2
Payment upon commencement of bareboat charter			$ 3,500
Subsequent Event [Member] | Epanastasea [Member]
Subsequent Events [Abstract]
Sales price	$ 37,500
Subsequent Event [Member] | August 2022 Entrust Facility [Member]
Subsequent Events [Abstract]
Financing amount								$ 15,000
Fixed interest rate								9.00%